Consolidated Statements of Changes to Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020		$ 16,191	$ 40,114,606	$ (41,048,510)	$ 1,008,993	$ 91,280
Balance, shares at Dec. 31, 2020		16,191,529
Foreign currency translation adjustment					15,586	15,586
Issuance of new ordinary shares for proceeds		$ 3,150	3,934,350			$ 3,937,500
Issuance of new ordinary shares for proceeds, shares		3,150,000				16,000,000
Issuance of new ordinary shares for services		$ 213	262,287			$ 262,500
Stock Issued During Period, Shares, Issued for Services		213,148
Issuance of new preferred shares	$ 5,050		4,994,950			5,000,000
Issuance of new preferred shares, shares	5,000,000
Net loss for the year				(2,739,850)		(2,739,850)
Balance, shares at Dec. 31, 2021	5,000,000	19,554,677
Balance at Dec. 31, 2021	$ 5,050	$ 19,554	49,306,193	(43,788,360)	1,024,579	6,567,016
Foreign currency translation adjustment					(1,128,940)	(1,128,940)
Issuance of new ordinary shares for proceeds		$ 16,000	39,984,000			40,000,000
Issuance of new ordinary shares for proceeds, shares		16,000,000
Net loss for the year				(21,520,114)		(21,520,114)
Balance, shares at Dec. 31, 2022	5,000,000	35,554,677
Balance at Dec. 31, 2022	$ 5,050	$ 35,554	$ 89,290,193	$ (65,308,474)	$ (104,361)	$ 23,917,962